STOCKHOLDERS' EQUITY (Details Textual) - $ / shares	1 Months Ended		12 Months Ended
	Sep. 26, 2017	Sep. 26, 2016	Jun. 30, 2018	Jul. 31, 2017	Aug. 31, 2010
Stockholders Equity Note [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired			100.00%	100.00%
Dividends Payable, Amount Per Share	$ 0.12	$ 0.20
Dividends Payable, Date Declared	Sep. 26, 2017	Sep. 26, 2016
Dividends Payable, Date of Record	Oct. 16, 2017	Oct. 26, 2016
Dividends Payable, Date to be Paid	Nov. 06, 2017	Nov. 11, 2016
Preferred Class [Member]
Stockholders Equity Note [Line Items]
Business Acquisition, Share Price (in dollars per share)					$ 160
2010 Rights Plan [Member]
Stockholders Equity Note [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired			20.00%
Percentage Of Tender Offer For Ordinary Shares			20.00%
Percentage Of Ordinary Shares Acquiring Discount			50.00%